Derivatives and Hedging - Narrative (Details) € in Millions, $ in Millions			12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Derivative [Line Items]
Estimated pretax losses currently included within Accumulated Other Comprehensive Loss that will be reclassified to earnings in next twelve months			$ 11
Financial instruments			$ (34)		$ (49)	$ 2
Not accounted for as hedges
Derivative [Line Items]
Maximum length of time hedged in foreign currency undesignated hedge (in years)			1 year
Gross foreign exchange contracts | Not accounted for as hedges
Derivative [Line Items]
Derivative term of contract (in days)			30 days
Financial instruments			$ (18)		(27)	$ 7
Cash Flow Hedging
Derivative [Line Items]
Foreign currency exposures, maximum average hedging period (in years)			2 years
Net Investment Hedging
Derivative [Line Items]
Outstanding Euro-denominated commercial paper	€ 101	$ 112		€ 220	250
Unrealized gain recognized in AOCI			$ 29		$ 21